Related party transactions - Schedule of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [Line Items]
Disposal of investments to related parties	¥ 140,132	¥ 0	¥ 0
Loan to related parties	5,000	170,000	188,000
Payment on behalf of related parties, net of repayments	2,317	(12,261)	(2,543)
Repayment of loans from related parties	0	0	20,000
Online games revenue [Member]
Related party transactions [Line Items]
Revenue shared from related parties	0	3,588	31,366
Guangzhou Sunhongs | Bandwidth service [Member]
Related party transactions [Line Items]
Expense with related party	98,364	92,553	92,454
Other Related Party [Member]
Related party transactions [Line Items]
Others	5,874	13,878	9,626
Related parties
Related party transactions [Line Items]
Expense with related party	17,511	25,534	57
Kingsoft Cloud
Related party transactions [Line Items]
Purchase of fixed assets from Kingsoft Cloud	2,952	16,776	0
Kingsoft Cloud | Bandwidth service [Member]
Related party transactions [Line Items]
Expense with related party	¥ 14,694	¥ 11,899	¥ 2,106